Document and Entity Information	3 Months Ended	9 Months Ended
	Mar. 31, 2022	Sep. 30, 2021
Document and Entity Information
Document Type	6-K	6-K
Document Period End Date	Mar. 31, 2022	Mar. 31, 2022
Entity Registrant Name	voxeljet AG	voxeljet AG
Entity Central Index Key	0001582581	0001582581
Current Fiscal Year End Date	--12-31	--12-31
Document Fiscal Year Focus	2022	2022
Document Fiscal Period Focus	Q1	Q1
Amendment Flag	false	false